Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Grants received	$ 479	$ 1,016	$ 1,142